Issued Capital (Details) - USD ($) $ / shares in Units, $ in Millions	May 28, 2024	May 22, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Shares repurchased (in shares)		3,900,000
Repurchase price per share (in USD per share)		$ 50.75
Value of shares repurchased		$ 200
Cancellation of ordinary shares (in shares)	3,900,000
Par value per share (in USD per share)			$ 0.02	$ 0.02
Number of shares issued (in shares)			555,888,455	552,912,823
Number of shares outstanding (in shares)			555,888,455	552,912,823
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)			1,300,000,000
Par value per share (in USD per share)			$ 0.02
Number of shares issued (in shares)			556,000,000
Number of shares outstanding (in shares)			556,000,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)			200,000,000
Par value per share (in USD per share)			$ 0.02